INCOME TAXES	12 Months Ended
Dec. 31, 2022
INCOME TAXES
INCOME TAXES

11.  INCOME TAXES

Cayman

Under the current laws of the Cayman Islands, the Company is not subject to tax on its income or capital gains.

Hong Kong

Under the Hong Kong tax laws, the Company’s subsidiaries in Hong Kong are subject to Hong Kong profits tax rate at 16.5%. No provision for Hong Kong profits tax was made for each of the three years ended December 31, 2022 on the basis that the Company’s Hong Kong subsidiaries did not have any assessable profits arising in or derived from Hong Kong for those years.

Singapore

On March 2, 2020, the Company acquired NBpay’s subsidiary NBpay Fintech Pte Ltd. Under the Singapore tax laws, the Company’s subsidiary in Singapore is subject to Singapore profits tax rate at 17%. No provision for Singapore profits tax was made for the year ended December 31, 2022 on the basis that the taxable income of the Company’s Singapore subsidiary was less than the exempted amount.

People’s Republic of China

The enterprise income tax (‘‘EIT’’) law applies a uniform 25% EIT rate to both foreign invested enterprises and domestic enterprises. The EIT rate for the Company's entities operating in the PRC is 25%.

United States

On July 15, 2022, the Company incorporated Mercurity Fintech Technology Holding Inc. in New York, which plans to develop digital consultation services. In accordance with the New York State Corporate Income Tax Law, the New York State corporate income tax rate applicable to the company in the year ended December 31, 2022 is 6.5%, and $570 income taxes was credited to the Company. In accordance with the Federal Corporate Income Tax Law, the Federal corporate income tax rate applicable to the company in the year ended December 31, 2022 is 21%, and $1,723 income taxes was credited to the Company.

11.  INCOME TAXES (CONTINUED)

For the year ended December 31, 2022, loss or income before income taxes from continuing operations consists of:

	For the year ended	For the year ended
	December 31, 2022	December 31, 2021
	US$	US$
Cayman Islands	(7,992,466)	(17,246,659)
US	8,776	—
Hong Kong	(1,317,169)	(202,316)
PRC	(177,053)	(1,341,425)
Singapore	—	(9,187)

The current and deferred components of the income tax expense from continuing operations in the consolidated statements of comprehensive loss are as follows:

	For the year ended	For the year ended
	December 31, 2022	December 31, 2021
	US$	US$
Current tax benefit (expense)	(2,293)	—
Deferred tax benefit (expense)	251,004	—
Income tax benefit (expense)	248,711	—

The reconciliation of tax computed by applying the statutory income tax rate of 21% applicable to the US operation, 16.5% applicable to the Hong Kong operation, 25% applicable to the PRC operation and 17% applicable to the Singapore operation to income tax benefit from continuing operations is as follows:

	December 31, 2022
	US$	US$	US$	US$	US$
	US	Hong Kong	PRC	Singapore	Consolidated
Income/(Loss) before income taxes	8,776	(1,317,169)	(177,053)	-	(1,485,445)
Income tax computed at applicable tax rates	1,843	(217,333)	(44,263)	-	(259,753)
Effect of different tax rates in different jurisdictions	451	-	-	-	451
Non-deductible expenses	-	133,398	785	-	134,183
Current losses unrecognized deferred income tax	-	-	43,478	-	43,478
Prior losses recognized deferred income tax in current period	-	(6,632)	-	-	(6,632)
Change in valuation allowance in current period	—	(133,399)	—	—	(133,399)
Change in valuation allowance in prior period	—	(27,039)	—	—	(27,039)
Income tax expenses/(benefits)	2,294	(251,005)	—	—	(248,711)

Deferred tax assets

The significant components of the Company’s deferred tax assets were as follows:

December 31,
2022
US$
Deferred tax assets
Net operating loss carry forwards	90,567
Valuation allowance	160,438
Total deferred tax assets	251,005

11.  INCOME TAXES (CONTINUED)

Deferred tax assets (continued)

The Company considers the following factors, among other matters, when determining whether some portion or all of the deferred tax assets will more likely than not be realized: the nature, frequency and severity of recent losses, forecasts of future profitability, the duration of statutory carry forward years, the Company's experience with tax attributes expiring unused and tax planning alternatives. The Company's ability to realize deferred tax assets depends on its ability to generate sufficient taxable income within the carry forward years provided for in the tax law.

The Company will take Mercurity Limited and its Hong Kong and China subsidiaries as the operating entities of technical services business and digital consultation services business in the Asia-Pacific region. Ucon Capital (HK) Limited, the Hong Kong subsidiary of the Company, will be one of the important business subjects and generate profits in the future, and Hong Kong tax law does not stipulate the period for carrying forward uncovered losses, so the Company's financial statements recognized deferred income tax assets for the uncovered losses from Ucon Capital (HK) Limited in the year ended December 31, 2022.

The Company has disposed of all the businesses of the VIE entities in China. It is uncertain whether the sole Chinese subsidiary as of December 31, 2022, Beijing Lianji Future Technology Co., Ltd., will be able to generate enough profit in the next five years to cover the accumulated uncovered losses, which can only be covered in the next five years under Chinese tax law, so the Company's financial statements did not recognize deferred income tax assets for the uncovered losses from Beijing Lianji Future Technology Co., Ltd. in the year ended December 31, 2022.

Unrecognized Tax Benefits

There were no aggregate undistributed earnings of the Company’s subsidiary located in the PRC available for dividend distribution. Therefore, no deferred tax liability has been accrued for the Chinese dividend withholding taxes that might be payable upon the distribution of aggregate undistributed earnings as of December 31, 2022.

The impact of an uncertain tax position on the income tax return is recognized at the largest amount that is more- likely-than-not to be sustained upon audit by the relevant tax authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. Interest and penalties on income taxes will be classified as a component of the provisions for income taxes. The Company has concluded that there are no significant uncertain tax positions requiring recognition in the consolidated financial statements for the year ended December 31, 2020, 2021 and 2022. The Company did not incur any interest and penalties related to potential underpaid income tax expenses and also does not anticipate any significant increases or decreases in unrecognized tax benefits within 12 months from December 31, 2022. The Company has no material unrecognized tax benefits which would favorably affect the effective income tax rate in future years.

Since the incorporation, the relevant tax authorities of the Company’s subsidiary and located in the PRC have not conducted a tax examination. In accordance with relevant PRC tax administration laws, tax years from 2016 to 2022 of the Company’s PRC subsidiary, remain subject to tax audits as of December 31, 2022, at the tax authority’s discretion.